LIQUIDITY (Details Narrative) - USD ($)		1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jan. 07, 2021	Jan. 31, 2020	Sep. 30, 2019	May 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 05, 2021	Mar. 25, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash and cash equivalents					$ 3,180,000			$ 3,180,000		$ 2,772,000	$ 2,321,000
Accounts receivable, net					6,518,000			6,518,000		8,028,000	10,338,000
Current assets					12,800,000			12,800,000
Liabilities, Current					22,800,000			22,800,000
Net loss					3,561,000	$ 6,234,000		11,214,000	$ 18,308,000	26,451,000	26,740,000
Net cash used in operating activities								7,501,000	12,395,000	13,979,000	18,957,000
Cash and cash equivalents					3,180,000			3,180,000		2,772,000	2,321,000
Total current assets					13,083,000			13,083,000		14,122,000	16,510,000
Total current liabilities					$ 22,836,000			22,836,000		$ 18,233,000	$ 17,292,000
Repayment of line of credit									3,000,000
Sale of common stock										178,000	97,817
Debt Instrument, Interest Rate										8.00%
Series B Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from public offering		$ 19,200,000
Sale of common stock		20,000
Equity Distribution Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from public offering			$ 3,700,000
ATM Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from public offering										$ 700,000
Sale of common stock										178,000
Centers for Medicare & Medicaid Services [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans payable						2,100,000	$ 2,100,000		2,100,000
Department of Health and Human Services [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans payable						$ 650,000	650,000		$ 650,000
Utilization of advance payment against cash payments							$ 2,100,000
Asset Purchase Agreement [Member] | CGI Bio Pharma [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from loans payable				$ 888,000
Silicon Valley Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Repayment of line of credit										$ 3,400,000
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash on hand												$ 2,400,000	$ 3,200,000
Debt Instrument, Interest Rate	8.00%
Maturity Date	Jun. 30, 2021
Subsequent Event [Member] | Secured Promissory Note [Member] | Ampersand 2018 Limited Partnership [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Face Amount	$ 3,000,000
Subsequent Event [Member] | Secured Promissory Note [Member] | 1315 Capital [Member] | Series B Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Face Amount	$ 2,000,000